                    GOLDMAN SACHS VARIABLE INSURANCE TRUST

                                ---------------
                     SUPPLEMENT DATED SEPTEMBER 1, 1998 TO
                       PROSPECTUS DATED JANUARY 1, 1998

  On the Cover Page and under "FUND HIGHLIGHTS--What are the Investment Objectives and Policies of the Funds" and "INVESTMENT OBJECTIVES AND POLICIES--Mid Cap Equity Fund," the following changes are made:

  The range of public stock market capitalizations in which the Fund will invest is amended such that the Mid Cap Equity Fund will seek to meet its objective primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion).

  Under "OVERVIEW OF INVESTMENT STYLES--EQUITY FUNDS" the International Equity Fund is deleted from the "Growth Style " section and the following paragraph is added:

  ACTIVELY MANAGED FUND. The International Equity Fund is managed using an active international approach, which utilizes a consistent process of stock selection undertaken by portfolio management teams located within each of the major investment regions, including Europe, Japan, Asia and the United States. In selecting securities, the Investment Adviser uses a long-term, bottom-up strategy based on first-hand fundamental research that is designed to give broad exposure to the available opportunities while seeking to add return primarily through stock selection. Equity securities for this Fund are evaluated based on three key factors--the business, the management and the valuation. The Investment Adviser ordinarily seeks securities that have, in the Investment Adviser's opinion, superior earnings growth potential, sustainable franchise value with management attuned to creating shareholder value and relatively discounted valuations. In addition, the Investment Adviser uses a multi-factor risk model which seeks to assure that deviations from the benchmark are justifiable.

  Under "INVESTMENT OBJECTIVES AND POLICIES" the second sentence of the "Primary Investment Focus" of the CORE U.S. Equity Fund, and the first sentence of "Primary Investment Focus" of each of the CORE Large Cap Growth and CORE Small Cap Equity Funds have been revised to delete the requirement that equity securities of foreign issuers, in which each Fund may invest, must comply with U.S. accounting standards.

  Under "INVESTMENT OBJECTIVES AND POLICIES" subsections "Global Income Fund" and "High Yield Fund" the second sentence of subsection "Other" for each Fund is revised to add credit swaps as one of the active management techniques that the Fund may employ to manage its duration and term structure, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. In addition, credit swaps, which is limited to 5% of net assets, is added to item
(iii) of subsection "Miscellaneous Techniques" under the section "INVESTMENT TECHNIQUES."

  Under "DESCRIPTION OF SECURITIES" subsection "Foreign Investments--Foreign Securities" the following language has been added after the fourth sentence of the second paragraph:

  The expected introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro and the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Funds.

  Under "INVESTMENT TECHNIQUES" subsection "Futures Contracts and Options on Futures Contracts" the third sentence of the first paragraph has been revised to read as follows:

  The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices, whether domestic or foreign.

  Under "INVESTMENT TECHNIQUES" the following two paragraphs are added after subsection "Futures Contracts and Options on Futures Contracts":

  STANDARD & POOR'S DEPOSITORY RECEIPTS

  Each Fund (other than the High Yield and Global Income Funds) may, consistent with its objectives, purchase Standard & Poor's Depository receipts ("SPDRs"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risks to the portfolio as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

  EQUITY SWAPS

  Each Fund (other than the High Yield and Global Income Funds) may invest up to 10% of its total assets in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. In connection with its investments in equity swaps, a Fund will either segregate cash or liquid assets or otherwise cover its portion in a manner required by the SEC.

  Under "INVESTMENT TECHNIQUES" the second paragraph after subsection "Currency Swaps" has been revised to read as follows:

  A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party thereto is rated investment grade by S&P or Moody's, or, if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

  Under "INVESTMENT TECHNIQUES" subsection "When-Issued Securities and Forward Commitments" the following sentence is added:

  Each Fund may sell securities on a forward commitment basis; that is, make contracts to sell securities for a fixed price at a future date beyond the customary, three-day settlement. Securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date.

  Under "INVESTMENT TECHNIQUES" subsection "Miscellaneous Techniques" the language "and Standard and Poor's Depository Receipts" under item (i) is deleted and the following language is added at the end of the paragraph:

  (viii) reverse repurchase agreements for investment purposes (Global Income and High Yield Funds only).

  Under "MANAGEMENT" subsection "Investment Adviser," the following language is added after the fourth sentence of the first paragraph:

  The Goldman Sachs Group, L.P., which controls the Investment Advisers, has announced that it will pursue an inital public offering of the firm during the fourth quarter of 1998; if the public offering is consummated, The Goldman Sachs Group, L.P. will merge into the new public company, which will be called The Goldman Sachs Group, Inc.

  Under "MANAGEMENT" subsection "Investment Advisers--Fund Managers" the following portfolio managers have been added:

FUND MANAGERS

                                                     YEARS
                                                   PRIMARILY          FIVE YEAR
     NAME AND TITLE       FUND RESPONSIBILITY     RESPONSIBLE    EMPLOYMENT HISTORY
--------------------------------------------------------------------------------------
  Guy P. de C. Bennett Portfolio Manager--        Since       Mr. Bennett joined the
   Vice President      International Equity       1997        Investment Adviser in
                                                              1996 and is also co-head
                                                              of GSAM's Japanese
                                                              Equity Group in Tokyo.
                                                              From 1984 to 1996, he
                                                              was a portfolio manager
                                                              and an Executive
                                                              Director at CIN
                                                              Management.
--------------------------------------------------------------------------------------
  Melissa Brown        Senior Portfolio Manager-- Since       Ms. Brown joined the
   Vice President      CORE U.S. Equity           1998        Investment Adviser in
                       CORE Large Cap Growth      1998        1998. From 1984 to 1998,
                       CORE Small Cap Equity      1998        she was the director of
                                                              Quantitative Equity
                                                              Research and served on
                                                              the Investment Policy
                                                              Committee at Prudential
                                                              Securities.
--------------------------------------------------------------------------------------
  Paul D. Farrell      Senior Portfolio Manager-- Since       Mr. Farrell joined the
   Vice President      Mid Cap Equity             1998        Investment Adviser in
                                                              1991. During 1991, he
                                                              served as a managing
                                                              director at Plaza
                                                              Investment Managers, the
                                                              investment subsidiary of
                                                              GEICO Corp., a major
                                                              insurance company. From
                                                              1986 to 1991, he was
                                                              employed by Goldman
                                                              Sachs as a Vice
                                                              President in the
                                                              investment research
                                                              department and was
                                                              responsible for the
                                                              formation of the firm's
                                                              Emerging Growth Research
                                                              Group.
--------------------------------------------------------------------------------------
  Greg Gigliotti       Senior Portfolio Manager-- Since       Mr. Gigliotti joined the
   Vice President      Growth and Income          1998        Investment Adviser in
                       Mid Cap Equity             1998        1997. From 1996 to 1997
                                                              he was a Vice President
                                                              and senior analyst at
                                                              Franklin Mutual
                                                              Advisors, Inc., the
                                                              asset management
                                                              division of Franklin
                                                              Resources, Inc. From
                                                              1989 to 1996 he was a
                                                              Vice President and
                                                              senior analyst at Heine
                                                              Securities Corporation
                                                              which was purchased by
                                                              Franklin Resources, Inc.
--------------------------------------------------------------------------------------
  Rachel Golder        Portfolio Manager--        Since       Ms. Golder joined the
   Vice President      High Yield Fund            1998        Investment Adviser in
                                                              1997. Prior to joining
                                                              the Investment Adviser,
                                                              Ms. Golder spent six
                                                              years at Saudi
                                                              International Bank in
                                                              London as a high yield
                                                              credit analyst and
                                                              portfolio manager. Prior
                                                              to that, she was with
                                                              Kleinworth Benson Ltd.,
                                                              where she managed
                                                              investments in corporate
                                                              loans.
--------------------------------------------------------------------------------------
  Matthew B. McLennan  Senior Portfolio Manager-- Since       Mr. McLennan joined the
   Vice President      Mid Cap Equity             1998        Investment Adviser in
                                                              1995. From 1994 to 1995,
                                                              he worked in the
                                                              Investment Banking
                                                              Division of Goldman
                                                              Sachs in Australia. From
                                                              1991 to 1994, Mr.
                                                              McLennan worked at
                                                              Queensland Investment
                                                              Corporation in
                                                              Australia.
--------------------------------------------------------------------------------------
  Susan Noble          Senior Portfolio Manager-- Since       Ms. Noble joined the
   Executive Director  International Equity       1998        Investment Adviser in
                                                              October 1997 as Senior
                                                              Portfolio Manager and
                                                              head of the European
                                                              Equity team. From 1986
                                                              to 1997, she worked at
                                                              Fleming Investment
                                                              Management in London,
                                                              where she most recently
                                                              was Portfolio Management
                                                              Director for the
                                                              European equity
                                                              investment strategy and
                                                              process.
--------------------------------------------------------------------------------------
  Thomas S. Price      Senior Portfolio Manager-- Since       Mr. Price joined the
   Vice President      Growth and Income          1998        Investment Adviser in
                       Mid Cap Equity             1998        1997. From 1996 to 1997
                                                              he was a Vice President
                                                              and senior analyst at
                                                              Franklin Mutual
                                                              Advisors, Inc., the
                                                              asset management
                                                              division of Franklin
                                                              Resources, Inc. From
                                                              1993 to 1996 he was a
                                                              Vice President and
                                                              senior analyst at Heine
                                                              Securities Corporation
                                                              which was purchased by
                                                              Franklin Resources, Inc.
--------------------------------------------------------------------------------------
  Lawrence S. Sibley   Senior Portfolio Manager-- Since       Mr. Sibley joined the
   Vice President      Growth and Income          1997        Investment Adviser in
                       Mid Cap Equity             1997        1997. From 1994 to 1997
                                                              he headed Institutional
                                                              Equity Sales at J.P.
                                                              Morgan Securities and
                                                              from 1987 to 1994, he
                                                              was a principal of
                                                              Sanford C. Bernstein &
                                                              Co. in its Institutional
                                                              Sales Department.
--------------------------------------------------------------------------------------
  Karma Wilson         Senior Portfolio Manager-- Since       Ms. Wilson joined the
   Vice President      Growth and Income          1998        Investment Adviser in
                       Mid Cap Equity             1998        1994. Prior to 1994, she
                                                              was an investment
                                                              analyst with Bankers
                                                              Trust Australia Ltd.
                                                              Before 1992, she was
                                                              employed at Arthur
                                                              Andersen LLP.


  In addition, Richard Buckholz is no longer serving as a portfolio manager of the High Yield Fund; Allessandro P.G. Lunghi and Danny Truell are no longer serving as portfolio managers of the International Equity Fund; and G. Lee Anderson and Ronald E. Gutfleish are no longer serving as portfolio managers of the Growth and Income and Mid Cap Equity Funds.

  Under "MANAGEMENT," the following paragraph is added to the end of the section:

  YEAR 2000

  Many computer systems were designed using only two digits to signify the year (for example, "98" for "1998"). On January 1, 2000, if these computer systems are not corrected, they may incorrectly interpret "00" as the year "1900" rather than the year "2000," leading to computer shutdowns or errors (commonly known as the "Year 2000 Problem"). To the extent these systems conduct forward-looking calculations, these computer problems may occur prior to January 1, 2000. Like other investment companies and financial and business organizations, the Funds could be adversely affected in their ability to process securities trades, price securities, provide shareholder account services and otherwise conduct normal business operations if the computer systems used by the Investment Adviser or other Fund service providers do not adequately address this problem in a timely manner. The Investment Adviser has established a dedicated group to analyze these issues and to implement the systems modifications necessary to prepare for the Year 2000 Problem. Currently, the Investment Adviser does not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. In addition, the Investment Adviser has sought assurances from the Funds' other service providers that they are taking the steps necessary so that they do not experience Year 2000 Problems, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the actions taken by the Investment Adviser and the Funds' other service providers will be sufficient to avoid any adverse effect on the Funds due to the Year 2000 Problem.